13F-HR
06/30/10

0000889780
koong@h3

NONE
1
Douglas L. Dethy
212-446-9330

ddethy@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) : [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas L. Dethy
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Douglas L. Dethy	New York, New York August 10, 2010

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.  /s/ Douglas L. Dethy

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 22

Form 13F Information Table Value total:	$150,216

List of Other Included Managers:

No.	13F File Number		Name




<PAGE




















FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































Alcoa Inc

COM

013817101

10060

1000000

SH



Sole



1000000


Bank of America

COM

060505104

2874

200000

SH



Sole



200000


Brunswick Corp

COM

117043109

7458

600000

SH



Sole



600000


CBS Corporation

COM

124857202

19395

1500000

SH



Sole



1500000


Chico's FAS Inc

COM

168615102

1284

130000

SH



Sole



130000


Commercial Vehicle Group

COM

202608105

3574

350000

SH



Sole



350000


Delta Air Lines

COM

247361702

11750

1000000

SH



Sole



1000000


Eaton Corporation

COM

278058102

13088

200000

SH



Sole



200000


Ferro Corporation

COM

315405100

2422

328600

SH



Sole



328600


Goldman Sachs Group

COM

38141G104

7876

60000

SH



Sole



60000


Greenbriar Companies Inc

COM

393657101

2800

250000

SH



Sole



250000


Lincoln National Corp., Inc.

COM

534187109

9716

400000

SH



Sole



400000


Maidenform Brands, Inc.

COM

560305104

2443

120000

SH



Sole



120000


MetLife, Inc.

COM

59156R108

7552

200000

SH



Sole



200000


Noranda Aluminum Holding

COM

65542W107

3215

500000

SH



Sole



500000


PMI Group Inc.

COM

69344M101

2890

1000000

SH



Sole



1000000


Schlumberger Ltd

COM

806857108

8301

150000

SH



Sole



150000


Tenneco Inc.

COM

880349105

1053

50000

SH



Sole



50000


Textron Inc.

COM

883203101

8485

500000

SH



Sole



500000


Transocean Ltd

COM

H8817H100

11583

250000

SH



Sole



250000


Vantage Drilling Company

COM

G93205113

4523

3350000

SH



Sole



3350000


Walt Disney Company

COM

254687106

7875

250000

SH



Sole



250000

